Note 8 - Administrative Expenses	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of general and administrative expense [text block]
8	Administrative expenses

	2024	2023

Investor relations	364	492
Audit fee	182	211
Advisory services fees	1,289	4,104
Listing fees	441	677
Directors fees – Company	511	480
Directors fees – Blanket	53	42
Employee costs	5,592	4,262
Employee costs – settlements group	114	–
Other office administration cost	196	267
Information technology and communication cost – Group related	206	203
Management liability insurance	679	676
Travel costs	602	476
	10,229	11,890